CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of comprehensive income [abstract]
Profit/(loss) for the year	$ (202,114)	$ (4,550,604)	$ (2,328,545)
Items that may be realised through profit or loss:
Exchange differences on translating foreign operations	2,672	(20,146)	324,255
Other comprehensive (loss)/income for the period net of tax	2,672	(20,146)	324,255
Total comprehensive loss for the year	(199,442)	(4,570,750)	(2,004,290)
Attributable to non-controlling equity interests	0	0	0
Attributable to owners of the parent	(199,442)	(4,570,750)	(2,004,290)
Comprehensive (loss)/income from continuing operations	$ (199,442)	$ (4,570,750)	$ (2,004,290)